Long-Term Investments - Schedule of Long-Term Investments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Equity method investments:
Other equity method investments	[1]		¥ 686
Less: impairment loss on equity method investments			(686)
Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments		200	200
Total		18,881	18,881
Hangzhou Renjunxing Technology Co., Ltd (Renjunxing) [Member]
Equity securities without readily determinable fair values investments:
Hangzhou Renjunxing Technology Co., Ltd (Renjunxing)	[2]	¥ 18,681	¥ 18,681

[1]	The Group invested RMB686 in Ucommune N.Y. Corp. (Delaware) on March 20, 2017, holding a 35% share. The Group fully impaired this investment in 2019. Ucommune N.Y. Corp. (Delaware) was deregistered on January 3, 2025.
[2]	In June 2023, the Group acquired 0.8974% of equity interest of Renjunxing through nonmonetary transactions with Renjunxing, a game Company, in exchange of the Group’s creditor’s right of prepaid rental expense receivables due to early termination of two leases of which carrying value is RMB18,681. The cost of equity interest acquired in exchange is initially measured at the fair value of the creditor’s right that the Group surrendered to obtain the equity interest which is equal to RMB18,681. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value.